Purchase of Intellectual Property Portfolio (Details) - Schedule of Amortized Cost - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Schedule Of Amortized Cost Abstract
Portfolio Cost	$ 4,000,000
Accumulated amortization as of September 30, 2023	(297,520)	$ (297,520)
Total	$ 3,702,480